Other Non-current Liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Non-current Liabilities	Other Non-current Liabilities

	December 31, 2025	December 31, 2024
Cash-settled equity awards (Note 15(b))	$5,470	$2,536
Withholding, value added tax, and other taxes payable	22,286	14,437
Provision	1,856	1,588
Dividends payable to non-controlling interest	5,503	—
Other liabilities	4,173	3,289
	$39,288	$21,850